Certain transactions (Acquisitions Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2019	Dec. 31, 2020	Aug. 04, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Share issued, value				$ 4,340	$ 54,635
Estimated amortization period		3 years
Fair value of contingent consideration				4,240
Other accrued expenses		15,471		8,808
Other non-current liabilities		369,930		5,612
Clear Voice, Inc.
Business Acquisition [Line Items]
Total Consideration	$ 11,786
Escrow	3,500
Retention bonus	1,450
Retention bonus expensed during period		121		1,329
Acquisition expenses				$ 183
Contingent payments	$ 8,000
Business Combination Milestone Payments	3 years
Fair value of contingent consideration	$ 4,240
Other accrued expenses		1,220
Other non-current liabilities		$ 1,505
Clear Voice, Inc. | Trade name
Business Acquisition [Line Items]
Estimated amortization period	5 years
Clear Voice, Inc. | Customer relationships
Business Acquisition [Line Items]
Estimated amortization period	3 years
Clear Voice, Inc. | Developed technology
Business Acquisition [Line Items]
Estimated amortization period	5 years
Sharon Lee Thony Consulting LLC [Member]
Business Acquisition [Line Items]
Total Consideration			$ 1,250